Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2012	2013	2014

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$51,596	61,476	66,598
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	341,056	340,423	342,190
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.15	0.18	0.19

	Year Ended December 31,
	2012	2013	2014

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$51,596	61,476	66,598
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	341,056	340,423	342,190
Unvested RSUs (in thousands)	468	3,195	1,807
	341,524	343,618	343,997
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.15	0.18	0.19

Schedule Of Changes In Company Ownership Interests In Subsidiaries [Table Text Block]
The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Net income attributable to Himax Technologies, Inc. stockholders	$51,596	61,476	66,598
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	501	(1,455)	131
Decrease in Himax Technologies, Inc.’s paid-in capital for purchase of shares of subsidiaries	-	(1,006)	(1,144)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$52,097	59,015	65,585